Change in intangible assets and goodwill by class (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 14,911,007		R$ 14,669,464
Additions reductions		8,038,375		4,142,229
Impairment		(1,017,259)		(840,506)
Amortization		(3,132,310)		(3,060,180)
Ending balance		R$ 18,799,813		14,911,007
Acquisition Of Banking Rights In Accordance With Contract Agreement Customer Portfolio [Member]
IfrsStatementLineItems [Line Items]
Rate of amortization		20.00%
Acquisition Of Banking Rights In Accordance With Contract Agreement Others [Member]
IfrsStatementLineItems [Line Items]
Rate of amortization		20.00%
Goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 6,048,734		7,093,544
Additions reductions		493,357		(1,035,448)
Impairment				(9,362)
Ending balance		6,542,091		6,048,734
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]	3,049,946		3,631,848
Additions reductions	[1]	1,895,195	[2]	1,451,657
Impairment	[1]	(175,259)		(713,113)
Amortization	[1]	(1,215,247)		(1,320,446)
Ending balance	[1]	3,554,635		3,049,946
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]	4,727,802		3,520,872
Additions reductions	[1]	4,277,979	[2]	2,150,051
Impairment	[1]	(842,000)		(115,885)
Amortization	[1]	(1,214,388)		(827,236)
Ending balance	[1]	6,949,393		4,727,802
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]	1,048,641		367,890
Additions reductions	[1]	455,548	[2]	1,255,543
Impairment	[1]			(2,146)
Amortization	[1]	(251,704)		(572,646)
Ending balance	[1]	1,252,485		1,048,641
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]	35,884		55,310
Additions reductions	[1]	916,296	[2]	320,426
Amortization	[1]	(450,971)		(339,852)
Ending balance	[1]	R$ 501,209		R$ 35,884

[1]	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and
[2]	Primarily includes goodwill related to the acquisition of Digio.